SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE Schedule (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 757,017			¥ 4,622,554	¥ 5,425,024	¥ 5,270,204
Restricted cash	1,036			400	348,710	7,210
Accounts receivable, net	97,039			596,995		675,567
Financing receivables,net				517,983		1,060,899
Inventories	6,298			43,813		43,845
Advances to suppliers	62,954			337,874		438,272
Prepayments and other current assets	282,183			1,507,996		1,964,506
Amounts due from related parties	10,674			6,600		74,312
Total current assets	2,886,933			21,234,067		20,098,257
Investments in equity investees	135,910					946,180
Property and equipment, net	1,791,294			9,035,704		12,470,632
Land use rights, net	360,375			1,969,176		2,508,860
Operating lease right-of-use assets	129,558					901,956
Goodwill	609,259			4,241,541		4,241,541	¥ 4,157,111
Deferred tax assets	57,972			318,063		403,587
Long-term financing receivables	78,970					549,775
Other non-current assets	87,936			622,669		612,191
TOTAL ASSETS	6,591,757			39,682,857		45,890,502
Current liabilities:
Accounts payable	211,908			1,311,807		1,475,258
Advances from customers	173,933			436,710		1,210,887
Income tax payable	11,530			405,683		80,272
Amounts due to related parties	5,594			132,216		38,943
Operating lease liabilities	42,910					298,728
Other current liabilities	510,254			2,833,769		3,552,288
Total current liabilities	959,658			5,141,465		6,680,947
Non- current operating lease liabilities	72,459					504,442
Deferred tax liabilities	29,862			157,940		207,896
TOTAL LIABILITIES	1,075,455			5,413,308		7,487,105
Total revenue	3,175,895	¥ 22,109,946		17,604,451	13,060,073
Net income	814,627	5,671,267		4,387,912	3,158,900
Net cash generated from operating activities	905,539	6,304,186		4,404,051	3,630,684
Net cash used in investing activities	(526,331)	(3,664,213)		(12,872,633)	(8,294,547)
Net cash provided by (used in) financing activities	(284,740)	(1,982,306)		7,042,122	(1,061,558)
Net increase (decrease) in cash and cash equivalents	94,007	654,460		(1,150,780)	(6,149,421)
Cash, cash equivalents and restricted cash at beginning of year	664,046	4,622,954		5,773,734	11,923,155
Cash, cash equivalents and restricted cash at end of year	$ 758,053	5,277,414	$ 664,046	4,622,954	5,773,734
Net income generated by VIE after deductions of inter-company transportation fees and Service fees charges		9,420,012		7,776,622	5,982,432
ZTO Express and its subsidiaries (the "VIE")
Current assets:
Cash and cash equivalents				575,605		528,722
Restricted cash				400
Accounts receivable, net				519,389		635,606
Financing receivables,net						172,267
Inventories				40,480		42,134
Advances to suppliers				118,216		46,534
Prepayments and other current assets				984,004		1,241,975
Amounts due from related parties				6,600		18,364
Total current assets				2,244,694		2,685,602
Investments in equity investees				124,590		114,447
Property and equipment, net				4,541,751		5,920,211
Land use rights, net				1,085,729		1,150,849
Operating lease right-of-use assets						853,092
Goodwill				4,157,111		4,157,111
Deferred tax assets				213,745		234,080
Long-term financing receivables						536,473
Other non-current assets				118,858		120,877
TOTAL ASSETS				12,486,478		15,772,742
Current liabilities:
Accounts payable				1,093,822		1,448,490
Advances from customers				435,784		1,185,920
Income tax payable				16,692		9,359
Amounts due to related parties				622,298		769,951
Operating lease liabilities						273,524
Other current liabilities				2,119,810		2,536,131
Total current liabilities				4,288,406		6,223,375
Non- current operating lease liabilities						478,327
Deferred tax liabilities				94,364		123,173
TOTAL LIABILITIES				4,382,770		¥ 6,824,875
Total revenue		21,465,515		17,127,930	12,866,016
Net income		841,707		720,323	726,915
Net cash generated from operating activities		1,783,718		436,074	1,256,049
Net cash used in investing activities		(1,831,001)		(777,197)	(703,679)
Net cash provided by (used in) financing activities				(206,260)	(203,900)
Net increase (decrease) in cash and cash equivalents		(47,283)		(547,383)	348,470
Cash, cash equivalents and restricted cash at beginning of year		576,005		1,123,388	774,918
Cash, cash equivalents and restricted cash at end of year		¥ 528,722		¥ 576,005	¥ 1,123,388
VIE revenues as a percentage to consolidated revenues	97.10%	97.10%	97.30%	97.30%	98.50%
VIE assets as a percentage to consolidated assets	34.00%			31.00%		34.00%
VIE liabilities as a percentage to consolidated liabilities	91.00%			81.00%		91.00%
Assets held in the consolidated VIE that can be used only to settle obligations of the VIE						¥ 0